Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Chile ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 21.3%
Banco de Chile	433,458,174	$36,611,389
Banco de Credito e Inversiones SA	459,377	15,460,900
Banco Santander Chile	413,155,253	16,727,349
Grupo Security SA	13,514,788	2,488,957
Itau CorpBanca Chile SA	1,646,081,303	3,802,423

		75,091,018

Beverages — 4.7%
Cia. Cervecerias Unidas SA	1,496,171	10,754,890
Vina Concha y Toro SA	4,101,331	5,857,589

		16,612,479

Diversified Financial Services — 0.8%
Inversiones La Construccion SA	430,458	2,779,908

Electric Utilities — 21.2%
Enel Americas SA	332,619,656	48,124,925
Enel Chile SA	269,610,011	20,086,816
Engie Energia Chile SA	5,677,119	6,662,789

		74,874,530

Food & Staples Retailing — 5.5%
Cencosud SA	12,900,478	14,980,063
SMU SA	26,254,691	4,401,867

		19,381,930

Independent Power and Renewable Electricity Producers — 5.0%
AES Gener SA	33,329,249	4,552,348
Colbun SA	81,110,430	13,188,000

		17,740,348

IT Services — 1.0%
SONDA SA	5,696,314	3,395,716

Marine — 0.8%
Cia. Sud Americana de Vapores SA(a)	126,732,350	2,943,238

Metals & Mining — 1.4%
CAP SA	792,426	5,122,426

Multiline Retail — 4.7%
Falabella SA	6,224,663	14,417,531
Ripley Corp. SA	8,928,446	2,317,493

		16,735,024

Security	Shares	Value

Oil, Gas & Consumable Fuels — 6.4%
Empresas COPEC SA	3,583,088	$22,472,174

Paper & Forest Products — 4.3%
Empresas CMPC SA	7,454,097	15,089,640

Real Estate Management & Development — 5.0%
Cencosud Shopping SA	4,586,888	7,832,800
Parque Arauco SA	5,950,293	9,976,274

		17,809,074

Textiles, Apparel & Luxury Goods — 0.5%
Forus SA	1,533,039	1,637,374

Water Utilities — 3.4%
Aguas Andinas SA, Class A	27,200,890	7,942,039
Inversiones Aguas Metropolitanas SA	4,836,073	3,963,994

		11,906,033

Wireless Telecommunication Services — 2.8%
Empresa Nacional de Telecomunicaciones SA	1,580,517	10,010,726

Total Common Stocks — 88.8% (Cost: $367,477,178)		313,601,638

Preferred Stocks

Beverages — 2.5%
Embotelladora Andina SA, Class B, Preference Shares	3,736,655	8,914,697

Chemicals — 7.3%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	1,052,543	25,684,821

Total Preferred Stocks — 9.8% (Cost: $31,994,286)		34,599,518

Total Investments in Securities — 98.6% (Cost: $399,471,464)		348,201,156

Other Assets, Less Liabilities — 1.4%		5,123,004

Net Assets — 100.0%		$353,324,160

(a)	Non-income producing security

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	—	—	$—	$8,199	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Chile ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	107	06/19/20	$4,991	$30,552

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$313,601,638	$—	$—	$313,601,638
Preferred Stocks	34,599,518	—	—	34,599,518

	$348,201,156	$—	$—	$348,201,156

Derivative financial instruments(a)
Assets
Futures Contracts	$30,552	$—	$—	$30,552

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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